Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment, Net

	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands
Cost
Computers, manufacturing, peripheral
equipment	157,528	143,522
Office furniture and equipment	2,754	2,372
Leasehold improvements	1,949	1,694

	162,231	147,588
Accumulated depreciation
Computers, manufacturing, peripheral
equipment	128,206	115,260
Office furniture and equipment	1,942	1,724
Leasehold improvements	1,424	1,148

	131,572	118,132

Depreciated cost	30,659	29,456